EQUITY (Details 1) - Class of Stock [Domain] - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 1.42	$ 2.43
Volatility	118.00%	109.00%
Risk-free interest rate	1.63%	1.37%
Expected dividend yield	0.00%	0.00%
Expected term (years)	6 years	6 years